LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2022
LAND USE RIGHTS, NET
Schedule of land use rights, net

	September 30,
	2021	2022
	RMB	RMB
Land use rights	6,260	6,260
Accumulated amortization	(4,406)	(4,468)
Land use rights, net	1,854	1,792